Tax Receivable Agreement - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Income Tax Disclosure [Abstract]
Percentage to TRA Holders	85.00%
Retention percentage	15.00%
Term under TRA	15 years
Estimated payment under tax receivable agreement, Maximum	$ 500.0
Tax receivable agreement liabilities	$ 3.4